Income Tax (Income)/ Expense (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Income Tax [Abstract]
Schedule of Income Tax (Income)/ Expense
	Year ended December 31,
	2022	2021	2020
PRC enterprises income tax:
Current tax	621	5,495	-
Deferred tax	-	-	-
	621	5,495	-

Schedule of Deferred Tax Balances	The following is the analysis of the deferred tax balances for financial reporting purposes:
	2022		2021		2020
	Temporary difference	Deferred tax assets	Temporary difference	Deferred tax assets	Temporary difference	Deferred tax assets
Beginning of the year	78,622,365	-	63,509,644	16,960,839	59,616,758	14,330,463
Bad Debt provisions charged to profit or loss	-	-	6,064,120	1,516,030	(2,334,410)	583,603
Inventory provision charged to profit or loss	-	-	1,283	321	-	-
Impairment charged to profit or loss	-	-	2,944,979	736,245	-	-
Tax loss carried forward	1,687,686	421,922	6,102,339	1,529,706	6,227,296	1,556,824
Allowance		(421,922)		(21,245,906)	-	-
Reverse	(75,924,049)	-
Effect of translation	-	-	-	502,765	-	489,949
End of the year	4,386,002	-	78,622,365	-	63,509,644	16,960,839